Quarterly Financial Information (Unaudited) (Details) - Schedule of unaudited condensed statement of operations - USD ($)	3 Months Ended				4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Condensed Income Statements, Captions [Line Items]
Net loss	$ (47,309,414)			$ (262,685)	$ (280,892)		$ (16,134,515)	$ (70,428,171)
Common Class A [Member]
Condensed Income Statements, Captions [Line Items]
Basic and Diluted weighted-average shares outstanding (in Shares)	20,000,000			8,043,478	7,115,385		13,163,265	20,000,000
Basic and diluted net loss per share (in Dollars per share)	$ (1.89)			$ (0.02)	$ (0.02)		$ (0.89)	$ (2.82)
Class B Common Stock
Condensed Income Statements, Captions [Line Items]
Basic and Diluted weighted-average shares outstanding (in Shares)	5,000,000			5,000,000	5,000,000		5,000,000	5,000,000
Basic and diluted net loss per share (in Dollars per share)	$ (1.89)			$ (0.02)	$ (0.02)		$ (0.89)	$ (2.82)
As Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Net loss		$ (2,277,124)	$ (20,841,633)			$ (23,118,757)
Basic and Diluted weighted-average shares outstanding (in Shares)					5,000,000
As Previously Reported [Member] | Common Class A [Member]
Condensed Income Statements, Captions [Line Items]
Net loss							$ (16,134,515)
Basic and Diluted weighted-average shares outstanding (in Shares)		20,000,000	20,000,000	20,000,000		20,000,000	20,000,000
As Previously Reported [Member] | Class B Common Stock
Condensed Income Statements, Captions [Line Items]
Basic and Diluted weighted-average shares outstanding (in Shares)		5,000,000	5,000,000	5,000,000	20,000,000	5,000,000	5,000,000
Basic and diluted net loss per share (in Dollars per share)		$ (0.45)	$ (4.17)			$ (4.62)	$ (3.23)
Restatement Adjustment [Member] | Common Class A [Member]
Condensed Income Statements, Captions [Line Items]
Basic and Diluted weighted-average shares outstanding (in Shares)				(11,956,522)			(6,836,735)
Basic and diluted net loss per share (in Dollars per share)		(0.09)	(0.83)			(0.92)	$ (0.89)
Restatement Adjustment [Member] | Class B Common Stock
Condensed Income Statements, Captions [Line Items]
Basic and Diluted weighted-average shares outstanding (in Shares)					(12,884,615)
Basic and diluted net loss per share (in Dollars per share)		$ 0.36	$ 3.34			$ 3.70	$ 2.34
As Restated [Member]
Condensed Income Statements, Captions [Line Items]
Net loss		$ (2,277,124)	$ (20,841,633)			$ (23,118,757)
Basic and Diluted weighted-average shares outstanding (in Shares)					5,000,000
As Restated [Member] | Common Class A [Member]
Condensed Income Statements, Captions [Line Items]
Net loss							$ (16,134,515)
Basic and Diluted weighted-average shares outstanding (in Shares)		20,000,000	20,000,000	8,043,478		20,000,000	13,163,265
Basic and diluted net loss per share (in Dollars per share)		$ (0.09)	$ (0.83)			$ (0.92)	$ (0.89)
As Restated [Member] | Class B Common Stock
Condensed Income Statements, Captions [Line Items]
Basic and Diluted weighted-average shares outstanding (in Shares)		5,000,000	5,000,000	5,000,000	7,115,385	5,000,000	5,000,000
Basic and diluted net loss per share (in Dollars per share)		$ (0.09)	$ (0.83)			$ (0.92)	$ (0.89)